EQUITY - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 02, 2022	Nov. 11, 2016	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of common stock for cash	$ 7,900		$ 0	$ 0	$ 7,922
Ordinary shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued and fully paid (in shares)	20,627,327		20,627,327	20,627,327	20,627,327
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued and fully paid (in shares)	11,100		11,100	11,100	11,100
Bottom of range
Disclosure Of Classes Of Share Capital [Line Items]
Intended percentage of net post-tax audited consolidated profits attributable to shareholders to pay for cash dividends		25.00%